Note to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 44,796,562	¥ 28,942,594	¥ 24,202,226
Cash flows	5,725,310	14,031,853	5,965,931
C-round restructuring			(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO			(367,916)
Redemption of convertible promissory note	(3,697,127)
Acquisitions-leases	589,488	501,663	653,251
Disposals-leases	(72,455)	(62,087)	(62,913)
Foreign exchange adjustments	2,566,575	(640,396)	(1,779,539)
Accrued expense	3,206,362	2,022,935	1,803,827
Ending Balance	53,114,715	44,796,562	28,942,594
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	25,927,417	10,315,445	2,989,862
Cash flows	8,675,099	15,242,903	7,583,729
Foreign exchange adjustments	772,437	(227,077)	(469,452)
Accrued expense	1,540,560	596,146	211,306
Ending Balance	36,915,513	25,927,417	10,315,445
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	2,010,782
Foreign exchange adjustments	75,524
Accrued expense	57,042
Ending Balance	2,143,348
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	10,669,498	10,117,188	10,014,377
Cash flows	(3,863,265)	(100,937)	(92,981)
Redemption of convertible promissory note	(3,697,127)
Foreign exchange adjustments	1,009,422	(239,754)	(687,967)
Accrued expense	1,045,611	893,001	883,759
Ending Balance	5,164,139	10,669,498	10,117,188
Convertible redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			10,258,898
Cash flows			(928,242)
C-round restructuring			(9,234,748)
Conversion of Class C ordinary shares to ordinary shares upon IPO			(367,916)
Foreign exchange adjustments			(262,678)
Accrued expense			534,686
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	794,544	979,419	939,089
Cash flows	(604,172)	(663,160)	(596,575)
Acquisitions-leases	589,488	501,663	653,251
Disposals-leases	(72,455)	(62,087)	(62,913)
Accrued expense	41,402	38,709	46,567
Ending Balance	748,807	794,544	979,419
Optionally convertible promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	7,405,103	7,530,542
Cash flows	(493,134)	(446,953)
C-round restructuring			7,762,475
Foreign exchange adjustments	709,192	(173,565)	(359,442)
Accrued expense	521,747	495,079	127,509
Ending Balance	¥ 8,142,908	¥ 7,405,103	¥ 7,530,542